Parent Entity Disclosures (Details) - Schedule of Financial Statements for the Parent Entity - Parent [member] - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Parent Entity Disclosures (Details) - Schedule of Financial Statements for the Parent Entity [Line Items]
Current assets	$ 33,677,744	$ 37,559,819
Non-Current assets	671,932
Total assets	34,349,676	37,559,819
Current liabilities	(1,260,966)	(1,078,404)
Non-current liabilities	(371,631)
Total liabilities	(1,632,597)	(1,078,404)
Net assets	32,717,079	36,481,415
Issued capital	150,842,248	86,586,794
Reserves	12,061,087	8,077,191
Accumulated losses	(130,186,256)	(58,182,570)
Shareholders’ equity	$ 32,717,079	$ 36,481,415